Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Restricted Shares, Activity
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(1,049,000)	8.24
Unvested as at December 31, 2017	280,000	$8.09

Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(809,500)	10.29
Unvested as at December 31, 2018	143,000	$12.49

Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(756,962)	8.54
Unvested as at December 31, 2019	271,038	$9.28

Schedule of Share-based Compensation, Stock Options, Activity
Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605